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         U.S. SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                       FORM 24F-2

            Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form.
                  Please print or type.

1.  Name and address of issuer: IDS Market Advantage
Series, Inc.
                                IDS Tower 10
                                Minneapolis, MN  55440-
0010
_______________________________________________________
____________
2. Name of each series or class of funds for which this notice is filed:

              Series                 Class(es) of
Shares
   IDS Blue Chip Advantage Fund       Class A
                                      Class B
                                      Class Y

   IDS Small Company Index Fund       Class A
                                      Class B
                                      Class Y
_______________________________________________________
____________
3.  Investment Company Act File Number:  811-5897

    Securities Act File Number:          33-30770
_______________________________________________________
____________
4.  Last day of fiscal year for which this notice is
filed:
    January 31, 1997
_______________________________________________________
____________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

   [ ]
_______________________________________________________
___________
6. Date of termination of issuer's declaration under rule 24f-2
    (a)(1), if applicable (see instruction A.6):

    Not Applicable
_______________________________________________________
____________
7.  Number and amount of securities of the same class
or series
    which had been registered under the Securities Act
of 1933
    other than pursuant to rule 24f-2 in a prior fiscal
year, but
    which remained unsold at the beginning of the
fiscal year:           $1,213,238
_______________________________________________________
____________
8.  Number and amount of securities registered during
the fiscal
    year other than pursuant to rule 24f-2:   0
_______________________________________________________
____________
9.  Number and aggregate sale price of securities sold
during the
    fiscal year:  $982,896,410
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10. Number and aggregate sale price of securities sold
during the
    fiscal year in reliance upon registration pursuant
to rule
    24f-2:  $982,896,410
_______________________________________________________
____________
11. Number and aggregate sale price of securities
issued during the
    fiscal year in connection with dividend
reinvestment plans, if
    applicable (see Instruction B.7):   N/A
_______________________________________________________
____________
12.   Calculation of registration fee:

(i)  Aggregate sale price of securities
     sold during the fiscal year in reliance
     on rule 24f-2 (from Item 10):                  $
982,896,410

(ii) Aggregate price of shares issued in
     connection with dividend reinvestment
     plans (from Item 11, if applicable):           +
       0

(iii)     Aggregate price of shares redeemed or
     repurchased during the fiscal year
     (if applicable):                               -
204,606,909

(iv) Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to
     rule 24e-2 (if applicable):                    +
<1,213,238>

(v)  Net aggregate price of securities sold
     and issued during the fiscal year in
     reliance on rule 24f-2 [line (i), plus
     line (ii), less line (iii), plus line
     (iv)] (if applicable):
777,076,263

(vi) Multiplier prescribed by Section 6(b)
     of the Securities Act of 1933 or other
     applicable law or regulation
     (see Instruction C.6):                         x
  1/3300

(vii)     Fee due [line (i) or line (v) multiplied
     by line (vi)]:                                 $
235,477.66

Instruction:  Issuers should complete lines (ii),
(iii), (iv), and (v) only if the form is being filed
within 60 days after the close of the issuer's fiscal
year.  See Instruction C.3.
_______________________________________________________
___________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures
(17 CFR
    202.3a):
                                                  [X]


Date of mailing or wire transfer of filing fees to the
Commission's lockbox depository:  March 20, 1997
_______________________________________________________
____________
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By ____________________________
   Leslie L. Ogg
   Vice President, General Counsel and Secretary

Date:  March 21, 1997